Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,236,000
Previously Paid Amount	0.00
Total Fee Amount	308.80
Total Offset Amount	0.00
Net Fee	$ 308.80